Operating Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)
Operating Segment Information [Line Items]
Number of reportable segments (in Segments) | Segments	5
Number of operating segments (in Segments) | Segments	5
Non-current assets other than financial instruments	$ 865,837,000	$ 550,463,000
Hong Kong [Member]
Operating Segment Information [Line Items]
Non-current assets other than financial instruments	67,682	68,905,000
Singapore [Member]
Operating Segment Information [Line Items]
Non-current assets other than financial instruments	189,255	184,215
Americas [Member]
Operating Segment Information [Line Items]
Non-current assets other than financial instruments	56,989	38,183
Europe [Member]
Operating Segment Information [Line Items]
Non-current assets other than financial instruments	$ 119,242	$ 119,527